CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2026 USD ($)
Current assets
Cash and cash equivalents	$ 2,393,541
Accounts receivable - net of allowance for credit loss	2,630,099
Related party receivables	$ 346,905
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]
Contract asset	$ 341,488
Inventories, net	109,802
Prepaid expenses and other current assets	649,689
Total current assets	6,471,524
Right-of-use asset - operating lease	56,887
Right-of-use asset - finance lease	21,371
Property and equipment, net	534,057
Goodwill	2,604,288
Intangible assets, net	1,759,873
Investment in equity method investee	7,833,464
Investment in equity securities	33,726,399
Total Assets	53,007,863
Current liabilities
Accounts payable	7,239,557
Accrued expenses and other current liabilities	6,920,027
Contingent consideration liability	1,229,550
Debt, net of debt discount	9,678,276
Convertible debt, at fair value	6,189,849
Derivative liabilities	273,702
Deferred consideration	172,414
Operating lease liability	48,297
Finance lease liability	51,462
Contract liabilities	761,848
3(a)(10) Settlement Agreement, at fair value	3,668,000
Total current liabilities	36,232,982
Debt, net of current portion	609,867
Operating lease liabilities, net of current portion	10,725
Contingent consideration liability, net of current portion	330,226
Total liabilities	37,183,800
Commitments and Contingencies (Note 11)
Stockholders' Equity:
Preferred stock Series A, $0.0001 par value, 10,000,000 shares authorized as of June 30, 2026 and December 31, 2025 no shares issued or outstanding as of June 30, 2026 and December 31, 2025	0
Common stock, $0.0001 par value, 250,000,000 shares authorized as of June 30, 2026 and December 31, 2025, 656,163 and 4,789,230 issued and outstanding as of June 30, 2026 and December 31, 2025 respectively	566	[1]
Additional paid-in-capital	69,859,751
Accumulated deficit	(55,866,251)
Total ConnectM Technology Solutions, Inc.'s stockholders' equity/(deficit)	13,994,066
Noncontrolling interest from continuing operations	1,829,997
Total stockholders' equity	15,824,063
Total liabilities and stockholders' equity	$ 53,007,863

[1]	Amounts have been adjusted to reflect the 1-for-32 reverse stock split that became effective for market purposes on April 20, 2026. See Note 2 “Basis of presentation and summary of significant accounting policies” for additional details.